VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

May 5, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Voya Pension IRA File Nos.: 033-75992 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•        The form of the Prospectus Supplement, Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment (PEA #48) to the above-referenced Registration Statement; and

•        The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 17, 2015.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

RETIREMENT | INVESTMENTS | INSURANCE Voya.com	Voya Logo